Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

14.     Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to be categorized by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥94,592	¥94,482	¥110	¥—
Foreign equity securities	439,089	439,089	—	—
Domestic debt securities	31,125	5,023	22,629	3,473
Foreign debt securities	17,371	5	17,366	—
Derivatives:
Forward exchange contracts	737	—	737	—
Interest rate swap agreements	96	—	96	—
Currency swap agreements	21,905	—	21,905	—

Liabilities
Derivatives:
Forward exchange contracts	652	—	652	—
Interest rate swap agreements	1,972	—	1,972	—
Currency swap agreements	277	—	277	—
Currency option agreements	¥369	¥—	¥369	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprised marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Derivatives—

Derivatives comprised forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,585	¥—	¥—	¥1,585	¥538
Investments in affiliated companies	132,010	—	—	132,010	25,913
Cost method investments	313	—	—	313	1,287
Goodwill	13,500	—	—	13,500	30,323
Long-lived assets	2,418	—	—	2,418	5,416

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified as Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Investments in affiliated companies

The fair value of investments in affiliated companies that are impaired as a result of an other than temporary decline in value are measured at fair value based on the discounted cash flow method using unobservable inputs, which resulted in a classification of such investments as Level 3 investments. The discount rate used for the weighted average cost of capital amounted to 11.3%-15.9%.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified as Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projections, which are classified as Level 3. For the fiscal year ended March 31, 2013, the weighted average cost of capital and the permanent growth rate amounted to 11.0% and 3.0%, respectively. For segment information related to goodwill impairments, see note 8.

Long-lived assets—

If the carrying amount of a long-lived asset is evaluated to be unrecoverable, the long-lived asset is written down to its fair value. In measuring fair value of such long-lived assets, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3. The discount rate used for the weighted average cost of capital amounted to 4.2%-5.0%.